INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Schedule of operating results before income tax and the provision for income taxes by tax jurisdictions

	Years ended December 31,
	2021	2022	2023
Loss before income taxes:
PRC	287,250	144,885	3,094,795
Other jurisdictions	661,502	844,998	1,205,375

Total loss before income taxes	948,752	989,883	4,300,170

Current tax expenses:
PRC	290,924	375,388	279,646
Other jurisdictions	—	—	1,508
Total current tax expenses	290,924	375,388	281,154

Deferred tax benefits:
PRC	(48,463)	(99,153)	(295,931)
Other jurisdictions	—	—	—
Total deferred tax benefits	(48,463)	(99,153)	(295,931)

Total income taxes expenses (benefits)	242,461	276,235	(14,777)

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	Years ended December 31,
	2021	2022	2023

PRC enterprise income tax rate	25.0%	25.0%	25.0%
Non-PRC resident enterprises not subject to income tax	0.0%	(1.4)%	(0.4)%
Tax differential for entities in non-PRC jurisdiction	(0.2)%	(1.0)%	(0.6)%
Preferential tax rate	0.6%	0.7%	0.2%
Tax effect of current year permanent differences	(5.4)%	(3.7)%	(0.8)%
Expiration of unused net operating losses	(1.5)%	(1.6)%	(1.1)%
Non-taxable income and non-deductible expenses	(14.4)%	(14.1)%	(4.8)%
Gain from purchase price adjustment	0.2%	5.2%	0.0%
Change in valuation allowance	(31.0)%	(34.0)%	(18.2)%
Return to provision adjustment	1.1%	(3.0)%	1.0%
	(25.6)%	(27.9)%	0.3%

Schedule of components of deferred tax assets and liabilities

	As of December 31,
	2022	2023
Deferred tax assets:
Allowance for credit losses	4,209	9,585
Impairment of long-lived assets	—	753,354
Government subsidy	7,685	7,877
Accrued expenses	54,223	64,709
Asset retirement obligation	27,696	26,165
Operating lease liabilities	411,972	368,061
Finance lease and other financing obligations	1,587,137	1,475,504
Net operating losses carry forwards	993,062	1,222,832
Other non-current assets	40,644	27,714
Other non-current liabilities	19,101	12,621

Total gross deferred tax assets	3,145,729	3,968,422
Valuation allowance on deferred tax assets	(1,131,256)	(1,914,950)

Deferred tax assets, net of valuation allowance	2,014,473	2,053,472

Deferred tax liabilities:
Accounts receivable	—	(65,008)
Property and equipment	(1,811,897)	(1,690,369)
Intangible assets	(260,519)	(189,210)
Prepaid land use rights	(1,491)	(1,451)
Operating lease right-of-use assets	(1,101,324)	(1,080,936)
Other current assets	(20,619)	(19,135)

Total deferred tax liabilities	(3,195,850)	(3,046,109)

Net deferred tax liabilities	(1,181,377)	(992,637)

Analysis as:
Deferred tax assets	228,999	289,847
Deferred tax liabilities	(1,410,376)	(1,282,484)

Net deferred tax liabilities	(1,181,377)	(992,637)

Schedule of movement of the valuation allowance for the deferred tax assets

	Years ended December 31,
	2021	2022	2023

Balance at the beginning of the year	328,821	775,528	1,131,256
Increase during the year	446,707	355,728	783,694

Balance at the end of the year	775,528	1,131,256	1,914,950